CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,659	$ 4,500
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,659	4,500
Gross carrying amount | Commercial paper and bank borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.62%
Borrowings	$ 103	0
Gross carrying amount | Long-term Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,594	4,528
Gross carrying amount | Apr. 25, 2017
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.80%
Borrowings	$ 0	239
Gross carrying amount | Apr. 25, 2017
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.29%
Borrowings	$ 0	186
Gross carrying amount | Apr. 9, 2019
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.95%
Borrowings	$ 478	447
Gross carrying amount | Mar. 1, 2021
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.30%
Borrowings	$ 278	260
Gross carrying amount | Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.54%
Borrowings	$ 479	448
Gross carrying amount | Mar. 8, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%
Borrowings	$ 398	372
Gross carrying amount | Apr. 1, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Borrowings	$ 748	0
Gross carrying amount | Jan. 15, 2025
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Borrowings	$ 500	500
Gross carrying amount | Jan. 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Borrowings	$ 689	646
Gross carrying amount | Jun. 2, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Borrowings	$ 496	495
Gross carrying amount | Mar. 16, 2027
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Borrowings	$ 397	372
Gross carrying amount | Mar. 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Borrowings	$ 250	250
Gross carrying amount | Jun. 14, 2035
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Borrowings	$ 335	313
Gross carrying amount | Sep. 20, 2047
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Borrowings	$ 546	0
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (38)	$ (28)